Intellectual Property (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intellectual property

	December 31,
	2021	2020

Finite lived assets - software	$213,181	$208,032
Less accumulated amortization	(197,887)	(157,065)
	15,294	50,967
Indefinite lived assets - internet domain names	164,415	–
Intellectual property, net	$179,709	$50,967

Schedule of future amortization of intellectual property

2022	$6,798
2023	6,798
2024	1,698
Total	$15,294